Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
[custom:TemporaryEquityRedemptionShares-0]		615,366
Common Stock, Par or Stated Value Per Share	₪ 0.01
Common Stock, Shares Authorized	150,000,000	70,000,000
Common Stock, Shares, Outstanding	68,711,584	48,187,463
[custom:OrdinarySharesRedemption-0]	615,366	0